Other (expense) income and finance costs - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income and other income	$ 2,830	$ 1,310
Gain on disposal of mining licenses	7,296	0
Flow-through shares renouncement	3,702	0
Asset retirement obligation provision for closed facility	(1,566)	0
Loss on disposal of assets	(2,318)	(4,631)
Other income	$ 9,944	$ (3,321)